Business combinations	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Business Combinations
4 Business Combinations
Business combination after the end of the reporting period
On April 9, 2021, the Group acquired an option to buy Link3D Inc.. On November 15, 2021, Materialise provided notice to Link3D of its intention to exercise the option. The acquisition was completed on January 4, 2022. This acquisition was effectuated through the Group’s U.S. subsidiary, Materialise USA, LLC. As a result of this transaction, Materialise USA has become the sole shareholder of Link3D. On January 4, 2022, the Group completed the acquisition and obtained control of Link3D Inc.. Link3D is a an additive workflow and digital manufacturing software company. The Group acquired 100% of voting equity interests in Link3D Inc. for a total consideration of K$ 30,200.
The acquisition of Link3D
is expected to
strengthen and accelerate the creation of the Materialise software platform, particularly for companies that are scaling up their additive manufacturing operations to volume production. By integrating Link3D’s additive MES (Manufacturing Execution System) solution with the Materialise Magics software suite into a unified, cloud-based software platform, manufacturers will be able to run and continuously improve the most efficient, repeatable, automated and controlled processes to mass-produce identical or customized products. This process extends beyond the actual 3D printing operations and creates a closer alignment between 3D printing and conventional manufacturing, signaling the removal of the wall between both production environments.
At the time of approval for issue of these consolidated financial statements, the initial accounting for the business combination, including the purchase price allocation, had not yet been completed. Furthermore, the fair values of assets acquired and liabilities assumed, and the amount of goodwill to be recognized, had not yet been determined. Therefore, the related disclosures could not yet be made
.
Acquisitions in 2021
The Group did not effect any business combinations in the course of 2021.
Acquisitions in 2020
Materialise Motion
The Group executed a share purchase agreement dated November 9, 2020 and acquired the remaining 50% of the shares of Materialise Motion NV (“Materialise Motion”, formerly RS Print) for a total purchase consideration in cash of K€5,220. The debt of previous owner of K€655 related to the called unpaid capital was transferred to the Group. Before this transaction, the Group already had a 50% interest in Materialise Motion. The fair value of the previously held equity method investment was valued at K€770. The corresponding gain was presented within net other operating income for the year ended December 31, 2020 (Note 22.6).
In determining the fair value of the previously held equity method investment, a strategic discount, a minority discount and a discount for lack of marketability were considered in relation to the consideration paid for this transaction.
Simultaneously with the share purchase agreement, Materialise Motion and RS Scan International NV (“RS Scan”), the former co-shareholder
of Materialise Motion, entered into an asset purchase agreement regarding the acquisition by Materialise Motion of certain assets of RS Scan with closing date on 9 November 2020 for a total purchase consideration in cash of K€3,000.
Materialise Motion is a Belgian-based company that specializes in manufacturing of orthopaedic and medical insoles and the development and commercialization of hardware and software for foot pressure measurement.
The fair value of the identifiable assets and liabilities at the date of acquisition was assessed at:

in 000€	Carrying value at acquisition date	Fair value adjustments	Fair value at acquisition date
Assets
Developed technology	—	4,820	4,820
Customer relations	—	248	248
Other intangible assets	86	2,862	2,948
Property, plant & equipment	220	—	220
Right-of-use assets	24	—	24
Deferred tax assets	1,743	(46)	1,698
Other non-current financial assets	64	—	64
Inventory	794	265	1,059
Trade receivables	1,096	—	1,096
Other current assets	1,001	—	1,001
Cash & cash equivalents	189	—	189
Total Assets	5,217	8,149	13,366
Liabilities
Deferred tax liabilities	—	(2,003)	(2,003)
Loans & borrowings	(1,877)	—	(1,877)
Lease liabilities	(24)	—	(24)
Trade payables	(645)	—	(645)
Payroll related payables	(85)	—	(85)
Other liabilities	(262)	—	(262)
Total Liabilities	(2,893)	(2,003)	(4,896)
Total identified assets and liabilities	2,324	6,146	8,470
Goodwill	—	1,175	1,175
Acquisition price	—	—	9,645

The cash flow from the business combination was as follows:

Cash & cash equivalents acquired	(189)
Acquisition price in cash RS Print shares	5,220
Acquisition price in cash RS Scan assets	3,000
Total cash flow	8,031
The fair value
s
of the identifiable assets and liabilities included in our consolidated financial statements as per December 31, 2020 were provisional as the final valuation had not been completed by the date these consolidated financial statements were approved for issue by the board of directors. As of October 2021, we completed the fair value analysis of the Materialise Motion business combination, which resulted in corresponding adjustments to the goodwill, consolidated reserves and deferred tax assets and deferred tax liabilities. The fair value of the identified assets and liabilities was K€1,743 higher than the provisional value at date of acquisition, with a corresponding reduction in goodwill of K€1,743. We refer to Note 2 for the detailed impact of the retrospective adjustment

resulting from the final accounting of the Materialise Motion business combination.
The accounting for the business combination resulted in fair values at date of acquisition of K€4,820 for developed technology based on the relief-from-royalty valuation method with royalty rates between 8.00% and 10.00% (remaining useful life of 7 years), K€248 for customer relationships based on the multi-period excess earnings method (remaining useful life of 15 years) and K€2,862 for contracts based on the multi-period excess earnings method (remaining useful life of
7
years). A fair value adjustment was identified of K€265 for the inventory. At the same time, a deferred tax liability was recognized of K€(2,049) on these adjusted fair values. Upon the completion of the accounting for the business combination in 2021, the deferred tax assets were adjusted by K€
1,743
. The discount rate
(post-tax
WACC) used for the valuation was set at 15.80%. The carrying value of the acquired receivables, the trade and other receivables approximate their fair value due to the short term character of these instruments.
There are no contingent considerations payable.
The goodwill recognized is primarily attributable to the trained and knowledgeable workforce and to the expected synergies that will be realized at the level of development, manufacturing and the existing customer base. The goodwill is not deductible for income tax purposes.
Acquisitions in 2019
Engimplan
The Group executed a share purchase agreement dated August 6, 2019 and acquired 40% of the shares and voting interest of Engimplan Engenharia de Implante Indústria e Comércio Ltda (referred to as “Engimplan”) for a total purchase consideration in cash of K€6,647.
As part of this transaction, the Group increased its shareholding in Engimplan to 75% with a capital increase of K€5,750 in cash in Engimplan.
The Brazilian-based company is specialist in manufacturing of orthopaedic and cranio-maxillofacial (CMF) implants and instruments.

The fair value of the identifiable assets and liabilities at the date of acquisition were:

in 000€	Carrying value at acquisition date	Fair value adjustments	Fair value at acquisition date
Assets
Software	214	—	214
Customer relations	—	2,530	2,530
Trademarks	—	556	556
Other intangible assets	9	—	9
Property, plant & equipment	2,268	838	3,106
Right-of-use assets	633	—	633
Other non-current financial assets	3	—	3
Inventory	2,084	96	2,180
Trade receivables	1,802	—	1,802
Other current assets	391	—	391
Cash from capital increase	5,750	—	5,750
Cash & cash equivalents	316	—	316
Total Assets	13,470	4,020	17,490
Liabilities
Deferred income	(83)	—	(83)
Loans & borrowings	(1,443)	—	(1,443)
Lease liabilities	(633)	—	(633)
Trade payables	(271)	—	(271)
Tax payables	(100)	—	(100)
Payroll related payables	(298)	—	(298)
Other liabilities	(914)	—	(914)
Total Liabilities	(3,742)	—	(3,742)
Total identified assets and liabilities	9,728	4,020	13,748
Goodwill	—	—	2,071
Non-controlling interest	—	—	(3,422)
Acquisition price	—	—	12,397
The cash flow from the business combination was as follows:

Cash & cash equivalents acquired	(316)
Cash from capital increase	(5,750)
Acquisition price in cash	12,397
Total cash flow	6,331
The fair value
s
of the identifiable assets and liabilities included in our consolidated financial statements per December 31, 2019 were provisional as the final valuation had not been completed by the date these consolidated financial statements were approved for issue by the board of directors. As of July 16th, 2020, we completed the fair value analysis of the Engimplan business combination, which resulted in corresponding adjustments to the goodwill, property, plant and equipment. The fair value of the identified assets and liabilities were K€736 higher than the provisional value at date of acquisition, with a corresponding reduction in goodwill of K€567 and increase of non-controlling
interest of K€169.
The accounting for the business combination resulted in fair values at date of acquisition of K€2,530 for customer relationships, K€556 for trademarks; to property, plant and equipment a final fair value of K€3,106 was attributed. A fair value adjustment was identified of K€96 for the inventory. The carrying value of the acquired receivables, the trade and other receivables approximate their fair value due to the short term character of these instruments
There are no contingent considerations payable.
The goodwill recognized is primarily attributable to the trained and knowledgeable workforce and to the expected synergies that will be realized at the level of manufacturing and the existing customer base. The goodwill is not deductible for income tax purposes.